Federated Hermes International Growth Fund Expense Example - Class IS and R6 Shares [Member] - Federated Hermes International Growth Fund	May 31, 2025 USD ($)
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143